UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital Limited*

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
          PO Box 896
          Harbour Centre, 2nd Floor
          North Church Street
          George Town
          Grand Cayman
          Cayman Islands, BWI


13F File Number: 28-10840

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Fleming
Title:    Director
Phone:    212-872-3902


Signature, Place and Date of Signing:

/s/ John Fleming                 New York, New York         February 14, 2005
-----------------------     --------------------------   ----------------------
     [Signature]                    [City, State]                 [Date]

*As of June 2004, Stadia Capital Limited is no longer subject to the reporting requirements of Section 13(f) of the Securities Exchange Act of 1934, as amended, as it has re-organized into a "master-feeder structure" and, therefore, no longer exercises investment discretion over $100 million or more of Section 13(f) securities. Reference is made to the Form 13F filed by Stadia Capital, L.L.C.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    $0



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


[Repeat as necessary.]


                                            FORM 13F INFORMATION TABLE
                                                December 31, 2004




COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------      -----       --------      -------   --------   ----------  --------  ----  ------  ----
None                 None               None        None          None       None      None        None       None      None









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